Product Warranties - Additional Information (Detail)	12 Months Ended
Sep. 27, 2013
Automobile Manufacturer's [Member]
Product Warranty Disclosure [Line Items]
Term of product warranties	3 years
Minimum [Member]
Product Warranty Disclosure [Line Items]
Term of product warranties	12 months
Maximum [Member]
Product Warranty Disclosure [Line Items]
Term of product warranties	36 months